STOCKHOLDERS' EQUITY (DEFICIT)	12 Months Ended
Jun. 30, 2015
Equity [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)
6.	STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

In early April 2014, the Company executed a 10,000 for 1 reverse split. As a result of the reverse split, the Company cancelled and repurchased fractional shares comprising approximately 585,000 shares of common stock for $2.00 per share. Shortly after the reverse split, the Company executed a 1 for 10,000 forward split. As of June 30, 2015, the Company had approximately $239,000 of unredeemed cancelled fractional shares, which are classified as accrued liabilities.

Stock Options

In 2004, the Company adopted the 2004 Stock Option and Incentive Plan (the “2004 Plan”) for directors, employees, consultants and other persons acting on behalf of the Company.

Options granted under the 2004 Plan vest on the date of grant, over a fixed period of time, or upon the occurrence of certain events and are exercisable for up to ten years. As of June 30, 2015, the total shares authorized for issuance were 7,500,000 shares of common stock. As of June 30, 2015, there were 1,056,006 shares of common stock available for grant under the 2004 Plan.

During the year ended June 30, 2015, 870,000 options were exercised at a price of $1.00 per share and 6,667 options were exercised at a price of $1.50 per share.

During the year ended June 30, 2015, the Company issued to employees, officers, directors, advisory board and consultants options to purchase 570,000 shares of common stock, which are exercisable at a price of $2.00 per share (the “2015 Options”).

During the six months ended June 30, 2014, the Company issued to employees, officers, directors, advisory board and consultants options to purchase 161,000 shares of common stock, which are exercisable at a price of $2.00 per share, collectively (the “2014 Options”).

During the year ended December 31, 2013, the Company issued to employees, officers, directors, advisory board and consultants options to purchase 2,170,540 shares of common stock, which are exercisable at a price ranging from $1.30 to $1.80 per share, collectively (the “2013 Options”). As payment for a portion of accrued compensation of approximately $729,000 to consultants, 560,541 of the 2013 Options were issued. Of the 2,170,540 options granted, 200,000 options were granted each to three employees. 50,000 each vest over thirty-six months and the balance vest 50,000 each upon certain milestones being met. As of June 30, 2015, vesting milestone has been met for 50,000 additional options each (for achieving $3.0 million additional equity), leaving 100,000 each for which certain milestones have not yet been met (50,000 upon a profitable quarter, 50,000 upon $10.0 million in annual revenue).

The fair value of stock options granted were estimated on their respective grant dates using the Black-Scholes-Merton option pricing model and the following assumptions for the year ended June 30, 2015, the six months ended June 30, 2014 and the year ended December 31, 2013:

	Year ended June 30, 2015	Six Months ended June 30, 2014	Year ended December 31, 2013

Risk free interest rate	0.9% - 1.8%	0.8% - 1.7%	1.0% - 1.4%
Expected term	3 - 6 years	3 - 6 years	6 years
Expected volatility	44.2% - 52.1%	44.5% - 44.9%	45.1% - 45.5%
Dividend yield	—	—	—

Stock compensation expense related to options was $729,000, $544,000, and $1,044,000 for the year ended June 30, 2015, the six months ended June 30, 2014, and the year ended December 31, 2013, respectively. Unrecognized compensation costs related to non-vested stock options was $266,000 as of June 30, 2015. The related cost is expected to be recognized over the remaining weighted-average vesting period of 1.0 years.

A summary of the status of the options granted is as follows:

	Shares	Weighted- Average Exercise Price	Average Remaining Contractual Term (Years)
Outstanding – December 31, 2012	3,834,204	$1.48
Granted	2,170,540	$1.50
Forfeited or expired	(30,000)	$1.45
Outstanding – December 31, 2013	5,974,744	$1.47	6.6
Granted	161,000	$2.00
Forfeited or expired	(47,666)	$1.46
Outstanding – June 30, 2014	6,088,078	$1.48	6.3
Granted	570,000	$2.00
Exercised	(876,667)	$1.00
Forfeited or expired	(214,584)	$1.74
Outstanding – June 30, 2015	5,566,827	$1.53	6.0
Exercisable:
June 30, 2014	4,639,173	$1.46	5.4
June 30, 2015	4,774,101	$1.52	5.6

A summary of the status of the Company’s nonvested options and changes are presented below:

	Shares	Weighted- Average Grant-Date Fair Value
Nonvested - December 31, 2012	600,295	$0.68
Granted	2,170,540	$0.82
Vested	(1,107,139)	$1.00
Nonvested - December 31, 2013	1,663,696	$0.65
Granted	161,000	$0.60
Forfeited or expired	(15,826)	$0.55
Vested	(359,965)	$0.59
Nonvested – June 30, 2014	1,448,905	$0.67
Granted	570,000	$0.59
Vested	(1,122,984)	$0.61
Forfeited or expired	(103,195)	$0.62
Nonvested – June 30, 2015	792,726	$0.71

The aggregate intrinsic value of vested and exercisable stock options was approximately $9,839,000 and $1,296,000 as of June 30, 2015 and 2014, respectively.

Warrants

During the six months ended June 30, 2014, the Company issued warrants to purchase 250,000 shares of common stock that vested immediately, exercisable for a period of seven years at $2.00 per share to the board of directors of the Company.

During the year ended December 31, 2013, the Company issued warrants to purchase 500,000 shares of common stock, exercisable for a period of seven years at $1.30 per share, to a member of management subject to satisfaction of certain vesting conditions and are exercisable for up to seven years. 125,000 vested immediately and the balance vest 125,000 each upon certain milestones being met. As of June 30, 2015, vesting milestones have been met for 250,000 additional warrants (125,000 for achieving $3.0 million additional equity, 125,000 upon commercial validation of nano iron in China), leaving 125,000 for which the milestone has not yet been met (upon $10.0 million in annual revenue).

The fair value of warrants granted were estimated on their respective grant dates using the Black-Scholes-Merton option pricing model and the following assumptions for the year ended June 30, 2015, the six months ended June 30, 2014, and the year ended December 31, 2013:

	Year ended June 30, 2015	Six Months ended June 30, 2014	Year ended December 31, 2013
Risk free interest rate	1.8%	1.8%	1.5%
Expected term	5 years	5 years	7 years
Expected volatility	52.9%	44.9%	45.3%
Dividend yield	—	—	—

Stock compensation expense related to warrants was $144,000, $17,000 and $87,000 for the year ended June 30, 2015, the six months ended June 30, 2014, and the year ended December 31, 2013, respectively. Unrecognized compensation costs related to non-vested warrants was approximately $2,625,000 as of June 30, 2015. The related cost is expected to be recognized over the remaining weighted-average vesting period of 3.8 years.

The Company also issued warrants in connection with the issuance of notes payable. See Notes 4 and 5.

A summary of the status of all warrants granted is as follows:

	Shares	Weighted- Average Exercise Price	Average Remaining Contractual Term (Years)
Outstanding – December 31, 2012	6,417,311	$2.13
Granted	1,200,000	$0.98
Forfeited	(356,944)	$1.50
Outstanding – December 31, 2013	7,260,367	$1.97	3.0
Granted	6,219,145	$1.52
Forfeited	(520,710)	$3.25
Outstanding – June 30, 2014	12,958,802	$1.73	3.8
Granted	321,305	$1.60
Forfeited	(1,507,480)	$3.97
Outstanding – June 30, 2015	11,772,627	$1.44	3.2
Exercisable:
June 30, 2014	8,990,470	$1.73	3.4
June 30, 2015	8,147,627	$1.41	2.9

A summary of the status of the Company’s nonvested warrants granted in exchange for services or under compensation arrangements is presented below:

	Shares	Weighted- Average Grant-Date Fair Value
Nonvested - December 31, 2012	1,022,221	$0.56
Granted	1,200,000	$0.98
Forfeited	(356,944)	$0.57
Vested	(1,240,277)	$0.55
Nonvested - December 31, 2013	625,000	$0.59
Granted	6,219,145	$0.72
Vested	(2,875,813)	$0.70
Nonvested – June 30, 2014	3,968,332	$0.71
Granted	321,305	$1.07
Forfeited	(10,000)	$0.58
Vested	(654,637)	$0.56
Nonvested – June 30, 2015	3,625,000	$0.72

The aggregate intrinsic value of vested and exercisable warrants was approximately $15,740,000 and $1,892,000 as of June 30, 2015 and 2014, respectively.